LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS [Abstract]
Schedule of Land Use Rights

Land use rights consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Land use rights	20,959	20,959	3,462
Less: accumulated amortization	(2,703)	(3,268)	(540)

Land use rights, net	18,256	17,691	2,922